STOCK BASED COMPENSATION (Details Narrative) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 11, 2016 shares	Mar. 31, 2022 USD ($) Integer $ / shares shares	Mar. 31, 2021 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense | $		$ 857		$ 645
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross				13,750,000	2,545,083,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant		2,338,838
Share Price | $ / shares		$ 0.02		$ 0.058
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value | $		$ 0		$ 19
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		4 years 2 months 12 days		4 years 6 months
Number of reportable segments | Integer		3
2015 Israeli Share Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	6,000,000